Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Interest and fees on loans	$ 552,938	$ 547,896	$ 465,777
Interest bearing deposits with banks	3,419	5,170	3,574
Federal funds sold and securities purchased under resale agreements	116	157	271
Securities	46,219	36,904	55,649
Trading account securities	44	394	106
Federal Home Loan Bank and Federal Reserve Bank stock	2,297	1,931	1,722
Brokerage customer receivables	760	655	515
Total interest income	605,793	593,107	527,614
Interest expense
Interest on deposits	87,938	123,779	171,259
Interest on Federal Home Loan Bank advances	16,320	16,520	18,002
Interest on notes payable and other borrowings	11,023	5,943	7,064
Interest on secured borrowings - owed to securitization investors	12,113	12,366
Interest on subordinated notes	750	995	1,627
Interest on junior subordinated debentures	16,272	17,668	17,786
Total interest expense	144,416	177,271	215,738
Net interest income	461,377	415,836	311,876
Provision for credit losses	102,638	124,664	167,932
Net interest income after provision for credit losses	358,739	291,172	143,944
Non-interest income
Wealth management	44,517	36,941	28,357
Mortgage banking	56,942	61,378	68,527
Service charges on deposit accounts	14,963	13,433	13,037
Gain on sales of commercial premium finance receivables			8,576
Gains (losses) on available-for-sale securities, net	1,792	9,832	(268)
Fees from covered call options	13,570	2,235	1,998
Gain on bargain purchases	37,974	44,231	156,013
Trading gains	337	5,165	26,788
Other	19,603	18,945	14,619
Total non-interest income	189,698	192,160	317,647
Non-interest expense
Salaries and employee benefits	237,785	215,766	186,878
Equipment	18,267	16,529	16,119
Occupancy, net	28,764	24,444	23,806
Data processing	14,568	15,355	12,982
Advertising and marketing	8,380	6,315	5,369
Professional fees	16,874	16,394	13,399
Amortization of other intangible assets	3,425	2,739	2,784
FDIC insurance	14,143	18,028	21,199
OREO expenses, net	26,340	19,331	18,963
Other	51,858	47,624	42,588
Total non-interest expense	420,404	382,525	344,087
Income before taxes	128,033	100,807	117,504
Income tax expense	50,458	37,478	44,435
Net income	77,575	63,329	73,069
Preferred stock dividends and discount accretion	4,128	19,643	19,556
Non-cash deemed preferred stock dividend		11,361
Net income applicable to common shares	$ 73,447	$ 32,325	$ 53,513
Net income per common share - Basic	$ 2.08	$ 1.08	$ 2.23
Net income per common share - Diluted	$ 1.67	$ 1.02	$ 2.18
Cash dividends declared per common share	$ 0.18	$ 0.18	$ 0.27
Weighted average common shares outstanding	35,355	30,057	24,010
Dilutive potential common shares	8,636	1,513	2,335
Average common shares and dilutive common shares	43,991	31,570	26,345